UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

ALL  INFORMATION  REQUIRED  OF  INSTITUTIONAL  INVESTMENT  MANAGERS  PURSUANT TO
SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calender Year or Quarter Ended 6/30/99

Check here if Amendment [ ];
Amendment  Number:  ____
This Amendment (Check only one.):
[ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Payden & Rygel
Address:          333 South Grand Avenue
                  Los Angeles, CA 90071

13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Edward S. Garlock
Title:            Secretary
Phone:            213-625-1900

Signature, Place, and Date of Signing:

/s/
Los Angeles, CA
6/13/99

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:    61

Form 13F Information Table Value Total: $150,676


List of Other Included Managers:

NONE



                             Title of                   Value       Shares/  SH/   Put/  Invstmnt  Other      Voting Authority
Name of Issuer                Class         CUSIP      (x$1000)     PRN AMT  PRN   Call   Dscrtn  Managers   Sole   Shared  None
--------------                -----         -----      --------     -------  ---   ----  -------- --------   ----   ------  ----
AMBAC Financial               CMN          023139108        212      3,710    SH           SOLE              3,710
Adaptec Inc                   CMN          00651F108        384     10,890    SH           SOLE             10,890
Advantica Rest Grp            CMN          00758B109         41     12,120    SH           SOLE             12,120
Apria Healthcare Grp          CMN          037933108        311     18,320    SH           SOLE             18,320
At&t                          CMN          001957109     10,515    188,398    SH           SOLE            188,398
Aztar Corp                    CMN          054802103        180     19,630    SH           SOLE             19,630
Bethlehem Steel               CMN          087509105        167     21,780    SH           SOLE             21,780
Boise Cascade Office P.       CMN          097403109        213     18,170    SH           SOLE             18,170
Capstead Mortgage             CMN          14067E100        136     24,950    SH           SOLE             24,950
Cardinal Health Inc           CMN          14149Y108      1,020     15,450    SH           SOLE             15,450
Caterpillar Inc               CMN          149123101     14,024    233,726    SH           SOLE            233,726
Charming Shoppes              CMN          161133103        153     25,100    SH           SOLE             25,100
Chevron Corp.                 CMN          166751107     13,749    144,445    SH           SOLE            144,445
Cirrus Logic Inc              CMN          172755100        116     13,060    SH           SOLE             13,060
Commonwealth Indutries        CMN          203004106        166     13,290    SH           SOLE             13,290
Compucom Systems              CMN          204780100         77     18,590    SH           SOLE             18,590
Cordiant Communications       CMN          218514206        158     11,470    SH           SOLE             11,470
Credit Acceptance Corp        CMN          225310101        100     16,700    SH           SOLE             16,700
Delphi Automotive Sys.        CMN          247126105      2,027    109,201    SH           SOLE            109,201
Dial Corp                     CMN          25247D101        365      9,820    SH           SOLE              9,820
Du Pont (e.i.) De Nemours     CMN          263534109     12,196    178,537    SH           SOLE            178,537
Duke Realty Investments       CMN          264411505        497     22,040    SH           SOLE             22,040
Eastman Kodak                 CMN          277461109     11,894    175,558    SH           SOLE            175,558
Ensco International Inc       CMN          26874Q100        546     27,400    SH           SOLE             27,400
Everest Reinsurance           CMN          299808105        208      6,370    SH           SOLE              6,370
Exxon Corp.                   CMN          302290101      9,929    168,972    SH           SOLE            168,972
FMC Corp                      CMN          302491303        260      3,810    SH           SOLE              3,810
General Motors                CMN          370442105     10,312    156,240    SH           SOLE            156,240
Goodyear Tire                 CMN          382550101      3,945     76,600    SH           SOLE             55,700
Hasbro                        CMN          418056107        566     19,560    SH           SOLE             19,560
Health Management Assocts     CMN          421933102        116     10,330    SH           SOLE             10,330
Hertz Corp                    CL A         428040109        507      9,480    SH           SOLE              9,480
International Paper Co.       CMN          460146103      9,808    194,219    SH           SOLE            194,219
J.p. Morgan & Company         CMN          616880100     14,411    102,572    SH           SOLE            102,572
Johns Manville                CMN          478129109        391     30,110    SH           SOLE             30,110
Laboratory Crp Of Amer Hlds   CMN          50540R102        155     53,990    SH           SOLE             53,990
Liberty Financial             CMN          530512102        203      6,970    SH           SOLE              6,970
Mackenzie Financial Corp      CMN          554531103        201     18,050    SH           SOLE             18,050
Merck & Co., Inc.             CMN          589331107        403      5,450    SH           SOLE              5,450
Methanex Corp                 CMN          59151K108         63     16,960    SH           SOLE             16,960
Minnesota Mining And Manu.    CMN          604059105     13,802    158,762    SH           SOLE            158,762
Morton International Inc      CMN          619335102        369     10,030    SH           SOLE             10,030
National Steel Corp           CMN          637844309        100     11,900    SH           SOLE             11,900
Patriot Amer Hosp Inc         CTF          703352203        105     20,420    SH           SOLE             20,420
Perrigo Company               CMN          714290103        329     43,110    SH           SOLE             43,110
Phillip Morris Companies      CMN          718154107     10,963    272,789    SH           SOLE            272,789
Protection One Inc            CMN          743663304         80     14,810    SH           SOLE             14,810
Protective Life Corp          CMN          743674103        203      6,160    SH           SOLE              6,160
Quantum Corp                  CMN          747906105        648     26,850    SH           SOLE             26,850
Quest Diagnostics Inc         CMN          74834L100        373     13,620    SH           SOLE             13,620
Reinsurance Group Of America  CMN          759351109        450     12,765    SH           SOLE             12,765
Silicon Graphics Inc          CMN          827056102        353     21,540    SH           SOLE             21,540
Storage Tech Corp             CMN          862111200        284     12,470    SH           SOLE             12,470
Terra Industries              CMN          880915103         67     16,740    SH           SOLE             16,740
The Reynolds & Reynolds Corp  CL A         761695105        339     14,540    SH           SOLE             14,540
Thermo Instrument Systems     CMN          883559106        374     22,190    SH           SOLE             22,190
Tosco Corp                    CMN          891490302        250      9,650    SH           SOLE              9,650
Viad Corp                     CMN          92552R109        299      9,650    SH           SOLE              9,650
Walter Industries Inc         CMN          93317Q105        183     14,220    SH           SOLE             14,220
Wellpoint Health Network      CMN          94973H108        288      3,390    SH           SOLE              3,390
Wyndham International         CMN          983101106         92     20,420    SH           SOLE             20,420
